Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Lease Liabilities

Note 17. Lease liabilities

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Current	212,851	211,265
Non-current	224,297	16,028
	437,148	227,293

Refer to note 25 for further information on financial instruments.

Accounting policy for lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index, or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	2025	2024
Consolidated	$	$

Balance at January 1	227,293	452,778
Additions	418,824	-
Disposals (return of leased cars)	(12,330)	-
Accretion of interest	9,296	27,052
Payments	(220,104)	(246,918)
Effect of exchange rates differences	14,169	(5,619)

Balance at December 31	437,148	227,293

	1 year or less	Between 1 and 2 years	Between 2 and 3 years	Over 3 years	Total
Consolidated	$	$	$	$	$

December 31, 2025	212,851	205,379	18,918	-	437,148
December 31, 2024	211,265	16,028	-	-	227,293